Share Capital - Summary Of The Stock Option Information (Detail)	12 Months Ended
	Nov. 30, 2020 shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	3,203,693	3,203,693	2,415,784	2,415,784	2,172,705	2,172,705
Weighted average remaining life	6 years 6 months 25 days
Weighted average exercise price | (per share)	$ 2.76	$ 3.59	$ 2.96	$ 3.94	$ 2.37	$ 3.15
Price range | (per share)	$ 2.76	$ 3.59	$ 2.96	$ 3.94	$ 2.37	$ 3.15
Exercise Price 1 | USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	12,500	12,500
Weighted average remaining life	10 years
Weighted average exercise price | $ / shares	$ 2.35
Price range | $ / shares	$ 2.35
Exercise Price 1 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	814,660	814,660
Weighted average remaining life	2 years 11 months 12 days
Weighted average exercise price | (per share)	$ 0.49	$ 0.64
Price range | (per share)	0.49	0.64
Exercise Price 1 | Top of range [member] | USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares	1.55
Price range | $ / shares	1.55
Exercise Price 1 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	0.92	1.19
Price range | (per share)	0.92	1.19
Exercise Price 1 | Bottom of range [member] | USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares	2.89
Price range | $ / shares	2.89
Exercise Price 1 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	0.19	0.25
Price range | (per share)	$ 0.19	$ 0.25
Exercise Price 2 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,521,721	1,521,721
Weighted average remaining life	8 years 10 days
Weighted average exercise price | (per share)	$ 2.10	$ 2.72
Price range | (per share)	2.10	2.72
Exercise Price 2 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	2.89	3.75
Price range | (per share)	2.89	3.75
Exercise Price 2 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	1.55	2.01
Price range | (per share)	$ 1.55	$ 2.01
Exercise Price 3 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	230,000	230,000
Weighted average remaining life	6 years 4 months 6 days
Weighted average exercise price | (per share)	$ 4.59	$ 5.96
Price range | (per share)	4.59	5.96
Exercise Price 3 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	4.62	6.00
Price range | (per share)	4.62	6.00
Exercise Price 3 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	2.89	3.76
Price range | (per share)	$ 2.89	$ 3.76
Exercise Price 4 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	424,000	424,000
Weighted average remaining life	8 years 10 days
Weighted average exercise price | (per share)	$ 6.20	$ 8.06
Price range | (per share)	6.20	8.06
Exercise Price 4 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	6.93	9.00
Price range | (per share)	6.93	9.00
Exercise Price 4 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	4.62	6.01
Price range | (per share)	$ 4.62	$ 6.01
Exercise Price 5 | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	213,312	213,312
Weighted average remaining life	7 years 4 months 6 days
Weighted average exercise price | (per share)	$ 7.36	$ 9.56
Price range | (per share)	7.36	9.56
Exercise Price 5 | Top of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	1.70	10.00
Price range | (per share)	1.70	10.00
Exercise Price 5 | Bottom of range [member] | CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	6.93	9.01
Price range | (per share)	$ 6.93	$ 9.01